Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) ¥ in Thousands	Jun. 30, 2026 $ / shares	Jun. 30, 2026 CNY (¥) shares	Dec. 31, 2025 $ / shares	Dec. 31, 2025 CNY (¥) shares
Ordinary shares, par value | $ / shares	$ 0.000001
Ordinary shares, authorized		50,000,000,000
Common Class A and B [Member]
Ordinary shares, par value | $ / shares	$ 0.000001		$ 0.000001
Ordinary shares, authorized		50,000,000,000		50,000,000,000
Ordinary shares, issued		122,492,282		121,484,348
Ordinary shares outstanding		122,381,588		121,423,854
Related Party [Member]
Due from related party | ¥		¥ 7